Financial income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial income [line items]
Foreign currency exchange gains	€ 3,047	€ 2,830		€ 1,853
Amortization discount interest free loans	0	6		14
Other finance income	580	374		172
Total	€ 3,627	€ 3,210	[1]	€ 2,039

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information